Revision of Third Quarter 2025 - Unaudited - Schedule of Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
As Previously Reported [Member]
Schedule of Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Gain (loss) on change in the fair value of related party convertible debt	$ 258	$ (52)
Total other expense, net	(483)	(3,120)
Net loss and comprehensive loss	$ (22,192)	$ (27,256)
Net loss per share, basic (in Dollars per share)	$ (52.45)	$ (171.7)
Net loss per share, diluted (in Dollars per share)	$ (52.45)	$ (171.7)
Adjustment [Member]
Schedule of Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Gain (loss) on change in the fair value of related party convertible debt	$ (3,898)	$ (3,898)
Total other expense, net	(3,898)	(3,898)
Net loss and comprehensive loss	$ (3,898)	$ (3,898)
Net loss per share, basic (in Dollars per share)	$ (9.22)	$ (24.56)
Net loss per share, diluted (in Dollars per share)	$ (9.22)	$ (24.56)
As Corrected [Member]
Schedule of Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss [Line Items]
Gain (loss) on change in the fair value of related party convertible debt	$ (3,640)	$ (3,950)
Total other expense, net	(4,381)	(7,018)
Net loss and comprehensive loss	$ (26,090)	$ (31,154)
Net loss per share, basic (in Dollars per share)	$ (61.67)	$ (196.26)
Net loss per share, diluted (in Dollars per share)	$ (61.67)	$ (196.26)